MERRILL LYNCH
INTERNATIONAL
EQUITY FUND







FUND LOGO







Quarterly Report

August 31, 1995






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this re-port should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH INTERNATIONAL EQUITY FUND



International
Stock Market
Performance


Total Return in US Dollars* of the Fund's Top Ten Country Positions for the Three-Month Period Ended August 31, 1995


A bar chart illustrating the following percentages:

Hong Kong              - 2.2%
Japan                  - 1.7%
Netherlands            + 1.0%
Italy                  + 2.0%
Germany                + 3.0%
United Kingdom         + 3.3%
Ireland                + 7.1%
Sweden                 +10.7%
Austria                +12.0%
Finland                +23.4%


[FN]
*For the three-month period ended August 31, 1995, total investment return in US dollars for the Financial Times/S&P--Actuaries World (Ex-US) Index was +0.61%.

DEAR SHAREHOLDER

During the three months ended August
31, 1995, relative market performances
were affected by the significant rebound in the US dollar. Financial market devel-opments were broadly in line with our expectations. During the three-month period ended August 31, 1995, the US economy generally strengthened and, despite an easing of official rates, expec-tations of further US interest rate cuts dissipated. However, elsewhere, eco-nomic growth appeared sluggish. Inter-est rates were lowered in both Japan and Germany.

Against that background, most inter-
national equity markets posted strong
gains in local currency terms during the three months ended August 31, 1995. For instance, Japanese equity prices rose by approximately 17%, and many European markets recovered. However, reflecting the appreciation of the US dollar, the US dollar-based total return of the unman-aged Financial Times/S&P--Actuaries
World (Ex-US) Index during the August
quarter was only +0.61%.

For the quarter ended August 31, 1995,
total returns for Class A, Class B, Class C and Class D Shares were +5.95%,
+5.69%, +5.64% and +5.84%, respec-
tively. (Results shown do not reflect
sales charges and would be lower if sales charges were included. Complete performance information, including average annual and aggregate total returns, can be found on pages 4 and 5 of this report to shareholders). The
Fund's outperformance during the
three-month period ended August 31,
1995 reflected positive contributions
from an overweighted US dollar stance,
outperformance of the Japanese equity
market, Japanese stock selection, and
the outperformance of several emerging
equity markets.

Portfolio Matters
We increased US dollar-denominated
holdings in June and at the same time
increased our Japanese equity weighting.
We also added to equity positions in
peripheral European markets, Hong
Kong and some emerging markets. As a
result of these shifts, the portfolio has a slightly overweighted position in
Japanese stocks, as well as higher
European and emerging markets equity
weights. Toward the end of August, we
marginally reduced the Fund's over-
weighted US dollar position. At the end
of the August quarter, the Fund's
effective equity weighting overall was
about 94% of net assets as compared to
91% three months earlier.

Despite our positive view on the Japa-
nese equity market, we continue to
invest in a broad range of markets.
We have further diversified the Fund's
holdings by purchasing securities in
Zimbabwe and Israel, although our
major emerging markets positions
remain in Brazil, Portugal, South Africa,
Korea and India. During the August
quarter, we sold our holdings in most
emerging market fixed-income securi-
ties, using the cash to increase the Fund's emerging market equity weighting.

At the individual security level, signif-icant purchases included Australasian companies Coca-Cola Amatil, Ltd. and
Brierley Investments Ltd. and a number
of companies in Italy, including Monte-
dison S.p.A, Fiat S.p.A, Assicurazioni
Generali S.p.A as well as the purchase
of additional shares to our holding in
Compagnie Industrial Riunite S.p.A.
(CIR). Among emerging markets, signifi-
cant new holdings include the Taiwan-
ese company Advanced Semiconducter
Engineering Inc. and the Israeli com-
pany Bank Hapoalim Ltd. Significant
sales included stocks in Mexico and
Canada, where we took advantage of
the rebound in equity prices, choosing
to move into holdings in Brazil and
South Africa.

Economic and Investment
Environment
US economic trends are still signif-
icantly impacting on the international
investment environment. During the
three-month period ended August 31,
1995, the US Federal Reserve Board
eased the Federal Funds rate by 25 basis points (0.25%). However, in the immedi-ate aftermath, US economic indicators identified a stronger activity path. As a result, expectations of further interest rate cuts dissipated. US Treasury yields, having initially dipped, ended the period largely unchanged.

Perhaps more significantly, economic
data in Japan, Germany and the United
Kingdom portrayed a weaker-than-
expected tone. Against the background
of the previous sharp yen and
Deutschemark appreciation relative to
the US dollar in March and April, the
weaker-than-expected economic data
assisted a further round of interest rate cuts in Japan and Europe. For instance, the Bank of Japan lowered the call over-night money rate to 0.8% from 1.25%.
Additionally, the Bank of Japan contin-
ued to intervene aggressively in foreign exchange markets by selling yen for US dollars. Over the same period, the Ger-man Bundesbank cut the key Lombard and discount rates by 50 basis points and on two occasions joined other central banks in concerted currency intervention to support an established uptrend in the US dollar. Overall, the US dollar appreciated by 5.1% on a trade-weighted basis during the August quarter.

Monetary conditions have eased appreci-
ably in Japan and Europe, and during
the August quarter financial markets
largely discounted this easing, in our
opinion. Our current portfolio anticipates a further recovery in corporate profits in Japan and some European countries resulting from the US dollar recovery and interest rate cuts. Additionally, we retain a partial hedge out of yen into US dollars in anticipation of further cur-rency response to recent policy shifts and the gradual reduction in Japan's structural current account surplus.

The Fund's emerging markets positions
reflect our concern that US interest rate expectations may rise, resulting in under-performance in some US interest rate sensitive markets like Malaysia, Thailand,
Mexico and Argentina. As a result, we
continue to emphasize markets like
Portugal, Korea, India, Taiwan and
South Africa.

In Conclusion
International investment markets have
responded to a favorable shift in mone-
tary conditions in both Japan and
Germany. Our investment strategy cur-
rently anticipates further positive impli-cations of this recent easing for equities in Japan, some peripheral European countries and some emerging markets.

We continue to favor a US dollar bias in the Fund, and as a consequence we anticipate maintaining a partial hedge out of yen into US dollars. However, at some stage in the upcoming quarter, we may become more defensive in our investment strategy and raise our US cash exposure. A key factor will be the strength of the US economy and the path of US bond yields.

We thank you for your continued
interest in Merrill Lynch International
Equity Fund, and we look forward to
reviewing our strategy with you in our
upcoming semi-annual report to
shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Andrew Bascand)
Andrew Bascand
Senior Portfolio Manager/Asset Allocator

(Adrian Holmes)
Adrian Holmes
Co-Portfolio Manager
European Investments




(Grace Pineda)
Grace Pineda
Co-Portfolio Manager
Emerging Markets Investments




(Stephen I. Silverman)
Stephen I. Silverman
Co-Portfolio Manager
Pacific Basin Investments





September 26, 1995




PERFORMANCE DATA



About Fund
Performance


Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM
System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addi-tion, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares auto-matically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class B and Class D Shares are presented in the "Performance Summary," and "Average Annual
Total Return" tables below and on page 5. Data for Class A and Class C Shares are also presented in the "Aggregate Total Return" table below. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class B and Class D Shares for the 12-month and 3-month periods ended August 31, 1995 and for Class A and Class C Shares for the since inception and 3-month periods ended August 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a repre-sentation of future performance. Investment return and princi-pal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual
Total Return


                                          % Return        % Return
                                         Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/95                          -5.42%         -9.00%
Inception (7/30/93) through 6/30/95         +3.43          +1.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                      % Return Without  % Return With
                                         Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/95                          -4.70%         -9.71%
Inception (7/30/93) through 6/30/95         +4.22          +1.33

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.




Aggregate
Total Return

                                      % Return Without  % Return With
                                         Sales Charge    Sales Charge**
Class A Shares*

Inception (10/21/94) through 6/30/95        -7.51%        -12.36%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                           % Return       % Return
                                         Without CDSC    With CDSC**

Class C Shares*

Inception (10/21/94) through 6/30/95        -8.18%         -9.04%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

Performance
Summary--
Class B Shares
                          Net Asset Value              Capital Gains
Period Covered          Beginning    Ending             Distributed            Dividends Paid*       % Change**
7/30/93-12/31/93         $10.00      $11.18                 --                       --               +11.80%
1994                      11.18       10.52               $0.091                   $0.490             - 0.61
1/1/95-8/31/95            10.52       10.77                 --                       --               + 2.38
                                                          ------                   ------
                                                    Total $0.091             Total $0.490

                                                               Cumulative total return as of 8/31/95: +13.76%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class D Shares***
                          Net Asset Value              Capital Gains
Period Covered          Beginning    Ending             Distributed            Dividends Paid*       % Change**
7/30/93-12/31/93         $10.00      $11.21                 --                       --               +12.10%
1994                      11.21       10.56               $0.091                   $0.566             + 0.18
1/1/95-8/31/95            10.56       10.87                 --                       --               + 2.94
                                                          ------                   ------
                                                    Total $0.091             Total $0.566

                                                               Cumulative total return as of 8/31/95: +15.59%**


  *Figures may include short-term capital gains distributions.
 **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***As a result of the implementation of the Merrill Lynch Select Pricing SM System, Class A Shares of the
   Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.

Recent
Performance
Results
                                                                                                12 Month         3 Month
                                                            8/31/95     5/31/95     8/31/94++   % Change++      % Change
ML International Equity Fund Class A Shares*                $10.86      $10.25      $11.73        -6.60%(1)       +5.95%
ML International Equity Fund Class B Shares*                 10.77       10.19       11.89        -8.62(1)        +5.69
ML International Equity Fund Class C Shares*                 10.68       10.10       11.62        -7.27(1)        +5.74
ML International Equity Fund Class D Shares*                 10.87       10.27       11.99        -8.55(1)        +5.84
ML International Equity Fund Class A Shares--Total Return*                                        -1.23(2)        +5.95
ML International Equity Fund Class B Shares--Total Return*                                        -4.32(3)        +5.69
ML International Equity Fund Class C Shares--Total Return*                                        -2.04(4)        +5.74
ML International Equity Fund Class D Shares--Total Return*                                        -3.59(5)        +5.84
Financial Times/S&P--Actuaries World (Ex-US) Index**--Total Return                                -0.16           +0.61


  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged capitalization-weighted index comprised of over 1,800 companies in 24 countries, excluding the
   United States.
 ++Investment results shown for Class A and Class C Shares are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.091 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.599 per share ordinary income dividends and $0.091 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.490 per share ordinary income dividends and $0.091 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.582 per share ordinary income dividends and $0.091 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.566 per share ordinary income dividends and $0.091 per share capital gains distributions.

SCHEDULE OF INVESTMENTS                                                                                            (in US dollars)
                                Shares Held/                                                                            Percent of
AFRICA        Industries         Face Amount            Investments                            Cost           Value     Net Assets
South Africa  Banking                130,790  Nedcor Ltd.                               $    5,885,550  $    6,670,290      0.5%

              Diversified            660,870  Malbak Ltd. (GDR) (d)                          3,800,003       4,031,307      0.3

              Mining                  93,900  Beatrix Mines Ltd.                               831,576         828,190      0.1
                                      22,000  Driefontein Consolidated Ltd.                    335,320         325,803      0.0
                                     139,000  Driefontein Consolidated Ltd. (ADR) (a)        2,108,217       2,050,250      0.2
                                     188,000  Kinross Mines Ltd.                             2,014,695       1,928,073      0.1
                                     226,000  Vaal Reefs Exploration & Mining
                                              Company, Ltd. (ADR) (a)                        1,685,591       1,567,875      0.1
                                       9,000  Western Areas Gold Mining Company, Ltd.          141,372         140,913      0.0
                                      15,000  Western Areas Gold Mining Company, Ltd.
                                              (ADR) (a)                                        225,254         230,625      0.0
                                                                                        --------------  --------------    ------
                                                                                             7,342,025       7,071,729      0.5

              Transportation  ZAL 32,000,000  Transnet Ltd., 15% due 10/01/1995              7,714,286       8,751,538      0.7

                                              Total Investments in South Africa             24,741,864      26,524,864      2.0


Zimbabwe      Beverages            1,591,000  Delta Corporation                              2,530,373       2,485,218      0.2

                                              Total Investments in Zimbabwe                  2,530,373       2,485,218      0.2


                                              Total Investments in Africa                   27,272,237      29,010,082      2.2


LATIN
AMERICA


Brazil        Banking              7,575,116  Banco Bradesco S.A. PN (Preferred)                56,481          72,999      0.0

              Mining              21,528,000  Companhia Vale do Rio Doce S.A.
                                              (Preferred)                                    2,229,324       3,310,256      0.3

              Oil--Related        32,650,000  Petroleo Brasileiro S.A. (Preferred)           2,988,395       3,146,367      0.2

              Telecommunications      41,000  Telecomunicacoes Brasileiras S.A.--
                                              Telebras (ADR) (a)                             1,609,477       1,691,250      0.1

                                              Total Investments in Brazil                    6,883,677       8,220,872      0.6


Mexico        Multi-Industry       1,075,000  Grupo Carso, S.A. de C.V. 'A1'                 5,346,585       6,898,487      0.5

                                              Total Investments in Mexico                    5,346,585       6,898,487      0.5

Venezuela     Foods                   10,000  Mavesa S.A. (ADR) (a)                              3,353           1,828      0.0

              Utilities--                874  C.A. La Electricidad de Caracas
              Electric                        S.A.I.C.A.--S.A.C.A.                                 516             792      0.0

                                              Total Investments in Venezuela                     3,869           2,620      0.0


                                              Total Investments in Latin America            12,234,131      15,121,979      1.1


MIDDLE
EAST


Israel        Banking              1,162,000  Bank Hapoalim Ltd.                             1,956,307       1,979,837      0.2

              Computer Software      149,700  Scitex Corporation Ltd.                        3,205,659       3,050,138      0.2

              Engineering &           28,070  Koor Industries Ltd.                           2,377,087       2,583,996      0.2
              Construction

                                              Total Investments in Israel                    7,539,053       7,613,971      0.6


                                              Total Investments in the Middle East           7,539,053       7,613,971      0.6


PACIFIC
BASIN                            Shares Held


Australia     Food Processing        826,644  Coca-Cola Amatil, Ltd.                         4,161,752       5,855,814      0.5
                                   2,019,550  Coca-Cola Amatil, Ltd. (New Shares)           11,288,127      14,260,608      1.1
                                                                                        --------------  --------------    ------
                                                                                            15,449,879      20,116,422      1.6

              Media                  707,264  The News Corp., Ltd.                           3,610,407       4,063,430      0.3
                                     355,219  The News Corp., Ltd. (Preferred)               1,558,829       1,832,475      0.1
                                                                                        --------------  --------------    ------
                                                                                             5,169,236       5,895,905      0.4

              Merchandising          155,100  Amway Asia Pacific Ltd.                        4,808,000       6,165,225      0.5

              Natural Gas            426,964  Broken Hill Proprietary Co.                    5,384,042       6,196,785      0.5

              Property             1,390,273  Lend Lease Corp.                              17,476,661      19,864,221      1.6

                                              Total Investments in Australia                48,287,818      58,238,558      4.6

Hong Kong     Banking              1,059,226  HSBC Holdings PLC                             12,086,128      14,231,575      1.1

              Diversified            816,500  Hutchison Whampoa Ltd.                         4,003,239       3,934,559      0.3

              Multi-Industry       1,823,000  Swire Pacific Ltd. (Class A)                  12,042,312      13,659,841      1.1

              Telecommuni-         5,471,000  Hong Kong Telecommunications, Ltd.            11,089,502       9,895,226      0.8
              cations

              Utilities            3,329,600  China Light & Power Co., Ltd.                 16,813,200      16,345,817      1.3

                                              Total Investments in Hong Kong                56,034,381      58,067,018      4.6


Japan         Automobiles          1,879,000  Suzuki Motor Corp.                            21,118,332      21,936,098      1.7

              Beverages              139,000  Chukyo Coca-Cola Bottling Co., Ltd.            1,835,949       1,323,810      0.1
                                     183,000  Hokkaido Coca-Cola Bottling Co., Ltd.          2,818,281       2,305,069      0.2
                                     165,000  Kinki Coca-Cola Bottling Co., Ltd.             2,625,747       1,993,856      0.2
                                     197,000  Mikuni Coca-Cola Bottling Co., Ltd.            3,160,732       2,380,543      0.2
                                     153,000  Sanyo Coca-Cola Bottling Co., Ltd.             2,332,375       2,083,871      0.2
                                                                                        --------------  --------------    ------
                                                                                            12,773,084      10,087,149      0.9

              Capital Goods        3,808,000  Mitsubishi Heavy Industries, Ltd.             25,615,591      27,258,495      2.1

              Chemicals              733,000  Shin-Etsu Chemical Co., Ltd.                  15,311,687      14,637,481      1.2

              Containers             906,000  Toyo Seikan Kaisha, Ltd.                      27,433,696      30,710,292      2.4

              Electric               380,000  Chudenko Corp.                                13,592,350      14,982,079      1.2
              Construction           435,000  Sanki Engineering Co., Ltd.                    6,151,018       4,160,676      0.3
                                     408,000  Taihei Dengyo Kaisha, Ltd.                     9,664,950       6,768,664      0.5
                                                                                        --------------  --------------    ------
                                                                                            29,408,318      25,911,419      2.0

              Electrical             935,000  Murata Manufacturing Co., Ltd.                35,017,547      37,342,550      2.9
              Equipment              569,000  The Nippon Signal Co., Ltd.                    7,950,113       4,422,642      0.3
                                     565,000  Rohm Co., Ltd.                                21,622,066      34,889,401      2.7
                                     476,000  Sumitomo Electric Industries, Ltd.             7,181,594       6,190,681      0.5
                                                                                        --------------  --------------    ------
                                                                                            71,771,320      82,845,274      6.4

SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
PACIFIC BASIN                   Shares Held/                                                                            Percent of
(concluded)   Industries         Face Amount            Investments                            Cost           Value     Net Assets
Japan         Engineering &          830,000  Kinden Corp.                              $   16,648,883  $   14,704,557      1.2%
(concluded)   Construction

              Iron & Steel           330,000  Maruichi Steel Tube, Ltd.                      5,881,382       6,049,155      0.5

              Office Equipment     2,036,000  Canon Inc.                                    33,971,212      36,904,455      2.9

              Pharmaceuticals        816,000  Sankyo Co., Ltd.                              18,137,233      18,216,897      1.4
                                     419,000  Taisho Pharmaceutical Co., Ltd.                8,298,783       7,466,052      0.6
                                                                                        --------------  --------------    ------
                                                                                            26,436,016      25,682,949      2.0

              Property &           1,971,000  Dai-Tokyo Fire & Marine Insurance
              Casualty                        Co., Ltd.                                     14,575,579      13,119,816      1.0
              Insurance              851,000  Fuji Fire & Marine Insurance Co., Ltd.         5,819,056       4,627,558      0.4
                                   1,268,000  Koa Fire & Marine Insurance Co., Ltd.          8,833,667       7,388,551      0.6
                                     742,000  Mitsui Marine & Fire Insurance Co., Ltd.       6,045,628       4,977,061      0.4
                                   1,696,000  Nichido Fire & Marine Insurance Co.,
                                              Ltd.                                          12,951,468      13,460,317      1.1
                                     783,000  Nippon Fire & Marine Insurance Co., Ltd.       5,748,509       4,530,415      0.4
                                   1,681,000  Sumitomo Marine & Fire Insurance Co.,
                                              Ltd.                                          14,196,547      12,807,619      1.0
                                   1,781,000  Tokio Marine & Fire Insurance Co., Ltd.       21,375,308      21,156,784      1.7
                                   1,257,000  Yasuda Fire & Marine Insurance Co., Ltd.       9,408,702       8,302,765      0.7
                                                                                        --------------  --------------    ------
                                                                                            98,954,464      90,370,886      7.3

              Retailing              510,000  Ito-Yokado Co., Ltd.                          26,237,875      27,210,445      2.1
                                     138,000  Sangetsu Co., Ltd.                             4,742,639       3,419,969      0.3
                                                                                        --------------  --------------    ------
                                                                                            30,980,514      30,630,414      2.4

                                              Total Investments in Japan                   416,304,499     417,728,624     33.0


Malaysia      Banking                483,000  Public Bank (Malaysia) BHD 'Foreign'           1,072,993       1,064,943      0.1

              Transportation         489,000  Malaysian International Shipping Co. BHD       1,393,767       1,401,624      0.1

                                              Total Investments in Malaysia                  2,466,760       2,466,567      0.2


New Zealand   Finance              7,137,000  Brierley Investments Ltd.                      5,532,807       5,292,585      0.4

              Foreign                         New Zealand Government Bonds:
              Government      NZ  $9,570,000    8% due 11/15/1995                            6,012,580       6,206,454      0.5
              Obligations     NZ  $8,200,000    9% due 11/15/1996                            4,988,597       5,362,637      0.4
                                                                                        --------------  --------------    ------
                                                                                            11,001,177      11,569,091      0.9

                                              Total Investments in New Zealand              16,533,984      16,861,676      1.3

Philippines   Banking                177,000  Metropolitan Bank and Trust Company            3,771,024       3,455,160      0.3
                                      20,205  Metropolitan Bank and Trust Company
                                              (New Shares)                                     158,907         394,415      0.0
                                                                                        --------------  --------------    ------
                                                                                             3,929,931       3,849,575      0.3

              Multi-Industry          25,670  Benpres Holdings Corp.                           252,033         179,690      0.0

                                              Total Investments in the Philippines           4,181,964       4,029,265      0.3


Singapore     Banking                352,000  Development Bank of Singapore Ltd.             4,192,643       4,015,775      0.3

              Newspaper/Publishing   199,000  Singapore Press Holdings Ltd.                  2,691,513       2,746,761      0.2

              Real Estate            501,000  City Developments Ltd.                         3,299,613       3,016,585      0.2

              Transportation         359,000  Jurong Shipyard Ltd.                           2,800,730       2,502,887      0.2

                                              Total Investments in Singapore                12,984,499      12,282,008      0.9


South Korea   Metals                  34,000  Pohang Iron & Steel Company, Ltd.              3,696,418       3,311,327      0.3

              Telecommunications       5,500  Korea Mobile Telecommunications Corp.          4,337,203       4,596,200      0.4
                                      62,500  Korea Mobile Telecommunications Corp.
                                              (GDR)(d)                                       2,111,812       1,953,125      0.2
                                                                                        --------------  --------------    ------
                                                                                             6,449,015       6,549,325      0.6

              Utilities              255,000  Korea Electric Power Corp.                     9,956,772       9,870,116      0.8

                                              Total Investments in South Korea              20,102,205      19,730,768      1.7

Taiwan        Electronics            298,800  Advanced Semiconductor Engineering Inc.
                                              (GDR) (d)                                      4,651,282       4,033,800      0.3

              Merchandising          151,275  Hocheng Group Corp. (ADR) (a)                  3,458,835       1,172,381      0.1

                                              Total Investments in Taiwan                    8,110,117       5,206,181      0.4


                                              Total Investments in the Pacific Basin       585,006,227     594,610,665     47.0


SOUTHEAST
ASIA

India         Automobiles            174,000  Ashok Leyland Ltd. (GDR) (d)                   2,240,580       2,175,000      0.2

              Chemicals              139,300  Reliance Industries Ltd. (ADR) (a)             2,581,221       2,629,288      0.2

              Media                  866,600  Videocon International Ltd. (GDR) (d)          7,097,723       2,989,770      0.2

              Textiles               146,000  JCT Ltd. (GDR) (d)                             2,597,436       1,861,500      0.1
                                      62,000  Raymond Woolen Mills Ltd. (GDR) (d)              978,125       1,062,060      0.1
                                                                                        --------------  --------------    ------
                                                                                             3,575,561       2,923,560      0.2

                                              Total Investments in India                    15,495,085      10,717,618      0.8


Indonesia     Food &               1,138,000  P.T. Wicaksana Overseas International          1,754,711       3,064,812      0.2
              Household
              Products

              Telecommunications     128,580  P.T. Indonesian Satellite Corp. (ADR) (a)      4,606,215       4,516,373      0.4
                                   1,506,500  P.T. Kabelmetal Indonesia                      1,932,311       1,928,852      0.2
                                                                                        --------------  --------------    ------
                                                                                             6,538,526       6,445,225      0.6

                                              Total Investments in Indonesia                 8,293,237       9,510,037      0.8


                                              Total Investments in Southeast Asia           23,788,322      20,227,655      1.6

SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
WESTERN                                                                                                               Percent of
EUROPE        Industries         Shares Held            Investments                            Cost           Value   Net Assets
Austria       Engineering &            7,300  V.A. Technologie AG                       $      798,071  $      806,552      0.1%
              Construction

              Utilities               52,905  Verbund Oesterreichische Elekrizitats AG       3,038,564       3,594,340      0.3

                                              Total Investments in Austria                   3,836,635       4,400,892      0.4


Belgium       Banking                  9,230  Generale de Banque S.A. (Ordinary)             2,268,755       2,772,515      0.2

                                              Total Investments in Belgium                   2,268,755       2,772,515      0.2

Finland       Banking              2,754,000  Kansallis-Osake-Pankki                         4,133,835       2,670,858      0.2
                                     605,000  Unitas Bank Ltd.                               1,480,046       1,725,692      0.1
                                                                                        --------------  --------------    ------
                                                                                             5,613,881       4,396,550      0.3

              Diversified            235,000  Outokumpu OY                                   3,395,069       4,386,509      0.3

              Forest Products         81,700  Kymmene OY                                     2,471,891       2,404,970      0.2

              Machinery               73,100  Rauma OY                                       1,317,437       1,768,158      0.1

              Paper & Forest         471,500  Enso-Gutzeit OY                                3,363,502       4,088,492      0.3
              Products               123,000  Metsa Serla OY                                 4,764,160       4,855,669      0.4
                                     269,600  Repola OY S                                    4,412,103       5,161,545      0.4
                                                                                        --------------  --------------    ------
                                                                                            12,539,765      14,105,706      1.1

                                              Total Investments in Finland                  25,338,043      27,061,893      2.0



France        Automobiles             44,800  Peugeot S.A.                                   6,545,172       5,925,362      0.5

              Banking                 19,000  Societe Generale de Surveillance S.A.
                                              (Class A) (Ordinary)                           2,052,425       1,985,525      0.2

              Building &              29,000  Compagnie de Saint-Gobain S.A.                 3,470,085       3,686,100      0.3
              Construction

              Multi-Industry          11,192  EuraFrance S.A.                                3,598,656       3,240,198      0.3

              Oil--Related            22,225  Societe Nationale Elf Aquitane                 1,563,576       1,628,423      0.1

              Steel                   38,400  Ugine S.A.                                     2,612,773       2,444,259      0.2
                                     190,800  Usinor Sacilor S.A.                            3,452,007       3,136,490      0.2
                                                                                        --------------  --------------    ------
                                                                                             6,064,780       5,580,749      0.4

                                              Total Investments in France                   23,294,694      22,046,357      1.8


Germany       Automobiles             11,500  Volkswagen AG                                  2,953,983       3,522,296      0.3

              Chemicals               17,500  BASF AG (Ordinary)                             3,354,097       3,917,394      0.3
                                      15,800  Bayer AG (Ordinary)                            3,005,961       4,088,436      0.3
                                                                                        --------------  --------------    ------
                                                                                             6,360,058       8,005,830      0.6

              Electronics             10,600  Siemens AG                                     5,325,819       5,404,800      0.4

              Machinery &             77,450  Kloeckner Werke AG                             3,951,498       5,212,270      0.4
              Equipment               18,200  Mannesmann AG                                  4,519,528       5,748,152      0.5
                                                                                        --------------  --------------    ------
                                                                                             8,471,026      10,960,422      0.9

              Utilities               17,000  Vereinigte Elektrizitaets & Bergwerks
                                              AG (Veba) (Warrants) (b)                         731,875         862,751      0.1

                                              Total Investments in Germany                  23,842,761      28,756,099      2.3


Greece        Banking                 59,180  Ergo Bank S.A. (Registered)                    2,619,453       2,722,737      0.2

              Beverages              137,292  Hellenic Bottling Co. S.A.                     2,763,631       4,406,990      0.3

              Financial                3,100  Etba Leasing S.A. (Ordinary)                      55,685          55,801      0.0
              Services

                                              Total Investments in Greece                    5,438,769       7,185,528      0.5


Hungary       Foods                   10,000  Pick Szeged Reszvenytarsasag (ADR) (a)           627,990         485,050      0.0
                                       5,500  Pick Szeged Reszvenytarsasag (Ordinary)          269,061         281,139      0.0
                                                                                        --------------  --------------    ------
                                                                                               897,051         766,189      0.0

              Telecommunications       4,000  Magyar Tarkozlesi Reszvenytarsasag
                                              (Ordinary)                                       851,768         615,858      0.0

                                              Total Investments in Hungary                   1,748,819       1,382,047      0.0


Ireland       Banking                823,700  Allied Irish Banks PLC (Ordinary)              3,506,126       3,855,060      0.3

              Building &           1,475,300  CRH PLC (Ordinary)                             8,238,429      10,204,857      0.8
              Construction

              Closed-End Funds       900,000  First Ireland Investment Co.                   1,281,789       1,632,782      0.1

              Insurance            1,217,000  Irish Life PLC                                 4,006,737       4,131,849      0.3

              Packaging &          2,182,375  Jefferson Smurfit Group PLC (Ordinary)         6,550,090       6,751,559      0.5
              Containers

                                              Total Investments in Ireland                  23,583,171      26,576,107      2.0


Italy         Automobiles          1,830,000  Fiat S.p.A. (Ordinary)                         7,227,634       6,717,508      0.5

              Building &             671,350  Fochi Filippo S.p.A.                           2,130,531         411,073      0.0
              Construction

              Diversified          8,003,400  Compagnie Industrial Riunite S.p.A.
                                              (CIR)                                          7,348,440       5,787,074      0.5

              Insurance              275,000  Assicurazioni Generali S.p.A.                  6,963,833       6,608,462      0.5

              Multi-Industry       8,950,000  Montedison S.p.A.                              6,982,245       6,647,785      0.5

              Telecommunications   2,732,800  STET, Di Risp (Non-Convertible)                6,506,277       6,676,441      0.5

                                              Total Investments in Italy                    37,158,960      32,848,343      2.5


Netherlands   Banking                 90,100  ABN Amro Bank (Ordinary)                       3,018,860       3,469,390      0.3
                                     120,000  Amev N.V. (Ordinary)                           4,786,225       6,679,238      0.5
                                                                                        --------------  --------------    ------
                                                                                             7,805,085      10,148,628      0.8

              Chemicals               17,900  Akzo N.V. (Ordinary)                           2,106,155       2,112,416      0.2
                                      99,465  European Vinyls Corporation
                                              International N.V.                             4,316,975       4,229,335      0.3
                                                                                        --------------  --------------    ------
                                                                                             6,423,130       6,341,751      0.5

              Electrical             210,100  Philips Industries Inc.                        6,730,946       9,432,070      0.7
              Equipment

              Finance                183,750  AEGON N.V. (Ordinary)                          3,764,707       6,181,261      0.5

              Insurance              105,500  Internationale Nederlanden Groep N.V.          4,342,817       5,865,746      0.5

              Paper & Forest         125,677  Koninklijke KNP (Warrants) (b)                   433,839         369,256      0.0
              Products

              Transportation         105,600  KLM Royal Dutch Airlines                       2,481,298       3,488,095      0.3

                                              Total Investments in the Netherlands          31,981,822      41,826,807      3.3



SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
WESTERN EUROPE                                                                                                        Percent of
(concluded)   Industries         Shares Held             Investments                           Cost           Value   Net Assets
Norway        Chemicals               84,350  Norsk Hydro A.S.                          $    3,532,985  $    3,567,236      0.3%

              Oil & Gas               81,000  Saga Petroleum A.S. (Class A)                    957,551       1,023,876      0.1
              Producers              340,000  Saga Petroleum A.S. (Class B)                  3,749,345       4,138,577      0.3
                                                                                        --------------  --------------    ------
                                                                                             4,706,896       5,162,453      0.4

                                              Total Investments in Norway                    8,239,881       8,729,689      0.7

Poland        Engineering &          341,503  Mostostal-Export S.A.                            845,597         898,692      0.1
              Construction

              Tire & Rubber           97,200  Debica S.A.                                    1,310,106       1,180,567      0.1

                                              Total Investments in Poland                    2,155,703       2,079,259      0.2


Portugal      Banking                132,800  Banco Comercial Portugues S.A. (ADR) (a)       1,892,060       1,643,400      0.1
                                     363,195  Banco Comercial Portugues S.A.
                                              (Registered)                                   5,225,469       4,493,773      0.4
                                                                                        --------------  --------------    ------
                                                                                             7,117,529       6,137,173      0.5

              Forest Products        259,100  Sonae Investimentos--SGPS S.A.                 5,727,239       5,889,795      0.5

                                              Total Investments in Portugal                 12,844,768      12,026,968      1.0


Spain         Banking                 24,500  Banco Popular Espanol (Ordinary)               2,677,926       3,772,840      0.3

              Oil--Related           243,750  Repsol S.A. (Ordinary)                         7,094,222       7,653,046      0.6

                                              Total Investments in Spain                     9,772,148      11,425,886      0.9


Sweden        Appliances             102,705  Electrolux AB                                  4,981,607       4,486,688      0.4

              Automobiles &          370,000  Volvo AB                                       6,780,616       7,358,589      0.6
              Equipment

              Building Related        62,000  Svedala Industry                               1,333,284       1,713,529      0.1

              Engineering             70,270  Celsius Industrier AB                          1,035,437       1,007,189      0.1
                                     174,350  SKF AB                                         3,255,938       3,575,098      0.3
                                      95,800  SKF AB 'B' Free                                1,859,982       1,944,697      0.1
                                                                                        --------------  --------------    ------
                                                                                             6,151,357       6,526,984      0.5

              Finance                224,475  Stadshypotek AB                                3,310,941       3,663,868      0.3

              Forest Products         72,800  Mo och Domsjo AB                               3,647,878       4,193,778      0.3
                                   1,673,600  Rottneros Bruks AB                             2,570,454       2,525,044      0.2
                                     299,400  Stora Kopparbergs AB                           3,864,464       3,695,891      0.3
                                                                                        --------------  --------------    ------
                                                                                            10,082,796      10,414,713      0.8

              Metals & Mining        149,100  Avesta Sheffield AB                            1,303,286       1,584,908      0.1

                                              Total Investments in Sweden                   33,943,887      35,749,279      2.8


Switzerland   Banking                 43,000  CS Holding AG (Registered)                     4,085,466       3,529,717      0.3

              Chemicals                8,400  Ciba-Geigy AG (Registered)                     4,520,209       5,956,110      0.5

              Electrical Equipment     4,200  BBC Brown Boveri & Cie                         3,744,722       4,437,407      0.3

              Pharmaceuticals          1,155  Roche Holding Genusschein AG                   6,092,464       7,748,005      0.6

                                              Total Investments in Switzerland              18,442,861      21,671,239      1.7


Turkey        Beverages            1,790,927  Erciyas Biracilik Ve Malt Sanayii A.S.         1,153,663       1,174,317      0.1

              Building             2,711,135  Alarko Holdings A.S.                           1,405,612       1,156,917      0.1
              Materials              657,152  Cimentas Izmir Cimento Fabrikasi T.A.S.          465,286         362,501      0.0
                                                                                        --------------  --------------    ------
                                                                                             1,870,898       1,519,418      0.1

              Food & Household        65,856  Dardanel Onentas Gida A.S.                       133,262         138,457      0.0
              Products

              Insurance            7,372,500  Aksigorta A.S.                                 1,407,389         798,022      0.1

              Retail Stores        2,578,236  Migros Turk A.S.                               2,111,166       2,844,432      0.2

              Steel               28,599,190  Izmir Demir Celik Sanayii A.S.                 1,034,318         759,033      0.1

                                              Total Investments in Turkey                    7,710,696       7,233,679      0.6


United        Aerospace            1,354,688  Rolls Royce PLC (Ordinary)                     3,621,963       3,707,510      0.3
Kingdom
              Automobile Parts     1,187,100  T & N PLC                                      3,190,926       3,432,938      0.3

              Beverages              881,300  Grand Metropolitan PLC (Ordinary)              5,648,714       5,582,331      0.4

              Broadcast--Media       858,400  British Sky Broadcasting Group PLC             3,625,979       4,525,519      0.4

              Consumer--Goods        574,500  Vendome Luxury Group (Units) (c)               4,337,621       4,667,895      0.4

              Electrical           1,041,700  The BICC Group PLC                             5,437,448       5,209,214      0.4
              Equipment

              Food & Beverage        328,000  Tate & Lyle PLC (Ordinary)                     2,080,911       2,334,459      0.2

              Food                   304,100  Unilever Capital Corp.                         4,935,583       5,752,757      0.5
              Manufacturing

              Industrial--         1,797,600  Tomkins PLC                                    6,247,638       6,940,523      0.5
              Other

              Insurance            1,111,500  Prudential Corp. PLC                           5,385,996       5,859,872      0.5

              Leisure &              408,250  The Rank Organisation PLC (Ordinary)           2,567,333       2,779,012      0.2
              Entertainment

              Multi--Industry      1,357,200  BTR PLC (Ordinary)                             7,506,617       7,176,257      0.6

              Oil--Related         1,225,600  British Petroleum Co., Ltd.                    8,950,186       9,198,010      0.7

              Pharmaceuticals        685,200  Glaxo Holdings PLC                             8,210,374       8,117,279      0.6

              Retail                 905,000  Tesco PLC (Ordinary)                           4,567,339       4,581,752      0.4

              Services             2,579,300  BET PLC                                        4,556,484       5,439,269      0.4

              Telecommunications     664,900  NYNEX CableComms Group PLC                     1,460,903       1,206,263      0.1
                                   1,089,400  Racal Electronics PLC                          3,798,064       4,586,242      0.4
                                   1,408,400  Vodafone Group PLC                             5,179,838       5,787,242      0.5
                                                                                        --------------  --------------    ------
                                                                                            10,438,805      11,579,747      1.0

              Tobacco                700,000  BAT Industries PLC                             5,382,771       5,470,517      0.4

              Utilities            1,322,400  British Telecommunications PLC
                                              (Ordinary)                                     8,165,110       8,294,327      0.7

                                              Total Investments in the United Kingdom      104,857,798     110,649,188      8.9


                                              Total Investments in Western Europe          376,460,171     404,421,775     31.8

SCHEDULE OF INVESTMENTS (concluded)                                                                             (in US dollars)
SHORT-TERM                           Face                                                                             Percent of
SECURITIES                          Amount                 Issue                              Cost           Value    Net Assets
              Commercial   Pound   7,500,000  Abbey National PLC, 6.57% due 9/14/1995   $   11,906,675  $   11,608,253      0.9%
              Paper--      Sterling
              Foreign*
                                              Total Investments in Commercial
                                              Paper--Foreign                                11,906,675      11,608,253      0.9


              Foreign      NZ$    52,950,000  New Zealand Treasury Bill, 8.63% due
              Government                      9/06/1995                                     35,534,923      34,434,675      2.7
              Obligations*

                                              Total Investments in Foreign Government
                                              Obligations                                   35,534,923      34,434,675      2.7


              US Government                   United States Treasury Bills (e):
              Obligations* US$     4,000,000    5.25% due 10/26/1995                         3,967,917       3,966,088      0.3
                                  12,000,000    5.37% due 10/26/1995                        11,901,550      11,898,264      0.9
                                  15,000,000    5.39% due 10/26/1995                        14,876,479      14,872,830      1.2
                                   6,000,000    5.41% due 10/26/1995                         5,950,408       5,949,132      0.5
                                     320,000    5.42% due 10/26/1995                           317,350         317,287      0.0
                                  42,100,000    5.43% due 10/26/1995                        41,750,746      41,743,076      3.3


                                              Total Investments in US Government
                                              Obligations                                   78,764,450      78,746,677      6.2

                                              Total Investments in Short-Term
                                              Securities                                   126,206,048     124,789,605      9.8



OPTIONS                  Number of Contracts/                                                Premiums
PURCHASED                        Face Amount                                                   Paid

              Call Options           148,000  Nikkei, expiring May 1996 at
              Purchased                       YEN18,388                                      1,506,046       1,545,930      0.1
                                     300,436  Topix 2nd Section++, expiring
                                              September 1995 at YEN2311.31                     700,000               0      0.0
                                                                                        --------------  --------------    ------
                                                                                             2,206,046       1,545,930      0.1

              Currency Put        93,000,000  Japanese Yen, expiring January 1996
              Options                         at YEN86.15                                    2,555,800      10,729,968      0.9
              Purchased

                                              Total Options Purchased                        4,761,846      12,275,898      1.0


                                              Total Investments                          1,163,268,035   1,208,071,630     95.1

OPTIONS                                                                                      Premiums
WRITTEN                                                                                      Received

              Call Options             9,600   Hang Seng Index, expiring October
              Written                          1995 at HK$1,000                               (469,080)       (106,660)     0.0

              Currency Put        43,000,000   Japanese Yen, expiring December
              Options                          1995 at YEN87                                  (685,119)       (143,362)     0.0
              Written             50,000,000   Japanese Yen, expiring January 1996 at
                                               YEN81.75                                     (1,661,400)        (62,500)     0.0
                                                                                        --------------  --------------    ------
                                                                                            (2,346,519)       (205,862)     0.0

                                               Total Options Written                        (2,815,599)       (312,522)     0.0


              Total Investments, Net of Options Written                                 $1,160,452,436   1,207,759,108     95.1
                                                                                        ==============
              Variation Margin on Financial Futures Contracts**                                               (834,764)    (0.1)

              Unrealized Appreciation on Forward Foreign Exchange Contracts***                               6,349,949      0.5

              Other Assets Less Liabilities                                                                 57,605,091      4.5
                                                                                                        --------------    ------
              Net Assets                                                                                $1,270,879,304    100.0%
                                                                                                        ==============    ======


Net Asset     Class A--Based on net assets of $86,893,259 and 8,000,701
Value:                 shares outstanding                                                               $        10.86
                                                                                                        ==============
              Class B--Based on net assets of $964,697,638 and 89,557,986
                       shares outstanding                                                               $        10.77
                                                                                                        ==============
              Class C--Based on net assets of $30,999,308 and 2,903,762
                       shares outstanding                                                               $        10.68
                                                                                                        ==============
              Class D--Based on net assets of $188,289,179 and 17,318,631
                       shares outstanding                                                               $        10.87
                                                                                                        ==============

           (a)American Depositary Receipt (ADR).
           (b)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.
           (c)Each unit consists of one ordinary 5p Vendome PLC and one ordinary
              NPV Vendome SA.
           (d)Global Depositary Receipt (GDR).
           (e)Securities held as collateral in connection with open financial futures contracts.
            ++All Topix 2nd Section OTCs are with Morgan Stanley & Co. International
              Ltd. as counterparty.
             *Commercial Paper, certain Foreign Government and US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
            **Financial futures contracts purchased as of August 31, 1995 were as follows:

              Number of                                       Expiration
              Contracts         Issue           Exchange         Date            Value
                 195            CAC40            MATIF        Sept. 1995      $ 14,616,300
                  31         Nikkei 225           CME         Sept. 1995         2,789,225
                 564         Nikkei 225          SIMEX        Sept. 1995        52,241,475
                 352         Tokyo-Topix          TFE          Dec. 1995        51,691,551

              Total Financial Futures Contracts Purchased
              (Total Contract Price--$114,628,062)                            $121,338,551
                                                                              ============

           ***Forward foreign exchange contracts as of August 31, 1995 were as follows:

                                                                                Unrealized
              Foreign Currency                  Expiration                     Appreciation
              Purchased                            Date                       (Depreciation)
              C$      8,740,000                October 1995                    $    99,861
              NZ$    26,500,000               September 1995                       107,988
              YEN 1,688,169,000                October 1995                     (1,586,289)

              Total (US$ Commitment--$42,529,880)                              $(1,378,440)
                                                                               -----------
              Foreign
              Currency Sold
              A$     50,401,539                October 1995                    $  (823,360)
              Frf    49,565,100                October 1995                        475,499
              Nlg    32,270,000                October 1995                        320,459
              NZ$     9,500,000                October 1995                        249,596
              YEN 1,786,017,500               September 1995                      (212,812)
              YEN 7,961,929,325                October 1995                      7,719,007

              Total (US$ Commitment--$181,648,142)                             $ 7,728,389
                                                                               -----------

              Total Unrealized Appreciation--Net on
              Forward Foreign Exchange Contracts                               $ 6,349,949
                                                                               ===========




EQUITY PORTFOLIO CHANGES

For the Quarter Ended August 31, 1995

Additions

 Advanced Semiconductor
   Engineering Inc. (GDR)
 Assicurazioni Generali S.p.A.
 BTR PLC (Ordinary)
 Bank Hapoalim Ltd.
 Beatrix Mines Ltd.
 Brierley Investments Ltd.
*British Gas PLC (Ordinary)
 British Petroleum Co., Ltd.
 CS Holding AG (Registered)
 City Developments Ltd.
 Coca-Cola Amatil, Ltd. (New Shares)
 Debica S.A.
 Delta Corporation
 Development Bank of Singapore Ltd.
 Driefontein Consolidated Ltd.
 Driefontein Consolidated Ltd. (ADR)
 Fiat S.p.A. (Ordinary)
 Glaxo Holdings PLC
 Hutchison Whampoa Ltd.
 Irish Life PLC
 Kinross Mines Ltd.
 Koor Industries Ltd.
 Korea Mobile Telecommunications
   Corp. (GDR)
 Kymmene OY
 Malbak Ltd. (GDR)
 Metropolitan Bank and Trust Company
 Metropolitan Bank and Trust Company
   (New Shares)
 Montedison S.p.A.
 Mostostal-Export S.A.
 NYNEX CableComms Group PLC
 Norsk Hydro A.S.
 P.T. Kabelmetal Indonesia
 Pohang Iron & Steel Company, Ltd.
 Public Bank (Malaysia) BHD 'Foreign'
 Rauma OY
 Rottneros Bruks AB
 Scitex Corporation Ltd.
 Tesco PLC (Ordinary)
*US Industries, Inc.
 Usinor Sacilor S.A.
 Vaal Reefs Exploration & Mining
   Company, Ltd. (ADR)
 Vodafone Group PLC
 Western Areas Gold Mining Company, Ltd.
 Western Areas Gold Mining Company, Ltd.
   (ADR)

Deletions

 American Barrick Resources Corp.
 Anglo American Corp. of South Africa Ltd.
   (ADR)
 BMW AG
 BTR Nylex Ltd.
 Bangkok Bank Co., Ltd. 'Foreign'
*British Gas PLC (Ordinary)
 Burns Philp & Co., Ltd.
 CAPCO Automotive Products Corp. S.A.
 C.P. Pokphand Co., Ltd.
 Cementos Mexicanos, S.A. de C.V. (Cemex)
   (Class B) (ADR)
 Compania de Telefonos de Chile S.A. (ADR)
 De Beers Consolidated Mines Ltd. (ADR)
 Fomento Economico Mexicano, S.A. de C.V.
   (Femsa) (ADR)
 Forte PLC
 General Electric Co., Ltd. PLC (Ordinary)
 Genting BHD
 Hanson PLC (Ordinary)
 Hong Kong & China Gas Co., Ltd.
 Horsham Corp.
 Imperial Oil Ltd. (ADR)
 Indian Tobacco Co. Ltd.
 Mavesa S.A. (Ordinary)
 The Morgan Stanley Africa Investment
   Fund, Inc.
 Munich Reinsurance Co. (Ordinary)
 Nestle AG
 New South Africa Fund, Inc.
 Nippon Express Co., Ltd.
 P.T. Supreme Cable Manufacturing
   Company (GDR)
 The RTZ Corp. PLC
 Rembrandt Group Ltd.
 The Shell Transport & Trading Co. PLC
 Sime Darby (Malaysia) BHD
 Sociedade de Construsoes Soares
   da Costa S.A.
 South Africa Iron & Steel Industrial Corp., Ltd.
 South African Breweries Ltd.
 Southern Africa Fund, Inc.
 Standard Chartered PLC (Ordinary)

 Tarmac PLC (Ordinary)
 Telecomunicacoes Brasileiras S.A.--
   Telebras ON
 Telecomunicacoes Brasileiras S.A.--
   Telebras ON (Rights)
 Telecomunicacoes Brasileiras S.A.--
   Telebras PN (Preferred)
 Telecomunicacoes Brasileiras S.A.--
   Telebras PN (Preferred) (Rights)
 Telefonos de Mexico, S.A.  de C.V.
   (Telmex) (ADR)
*US Industries, Inc.
 United Overseas Bank Ltd. (Warrants)
 Usinas Siderurgicas de Minas Gerais--
   Usiminas S.A.
 Yacimientos Petroliferos Fiscales S.A.
   (Sponsored) (ADR)

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION

Worldwide
Investments as of
August 31, 1995

Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Electrical Equipment                       7.8%
Property & Casualty Insurance              7.3
Banking                                    5.6
Telecommunications                         3.5
Chemicals                                  3.3
Pharmaceuticals                            3.2
Automobiles                                3.2
Utilities                                  3.2
Multi-Industry                             3.0
Office Equipment                           2.9



                                        Percent of
Ten Largest Countries                   Net Assets

Japan                                     33.0%
United Kingdom                             8.9
Australia                                  4.6
Hong Kong                                  4.6
Netherlands                                3.3
Sweden                                     2.8
Italy                                      2.5
Germany                                    2.3
Finland                                    2.0
Ireland                                    2.0

                                        Percent of
Asset Mix*                              Net Assets

Japan                                     33.0%
Europe (Ex-United Kingdom
  and Ireland)                            20.9
Pacific Basin (Ex-Japan)                  14.0
United Kingdom and Ireland                10.9
Cash                                       9.8
Other Emerging Markets                     5.5

[FN]
*Percent of net assets may not equal 100%, and excludes the impact of futures and options.



                                        Percent of
Ten Largest Equity Holdings             Net Assets

Murata Manufacturing Co., Ltd.             2.9%
Canon Inc.                                 2.9
Rohm Co., Ltd.                             2.7
Toyo Seikan Kaisha, Ltd.                   2.4
Mitsubishi Heavy Industries, Ltd.          2.1
Ito-Yokado Co., Ltd.                       2.1
Suzuki Motor Corp.                         1.7
Tokio Marine & Fire
  Insurance Co., Ltd.                      1.7
Lend Lease Corp.                           1.6
Sankyo Co., Ltd.                           1.4



Financial Futures Contracts

                                                       Percent of
Country           Issue            Exchange            Net Assets

France            CAC40             MATIF                 1.2%
Japan          Nikkei 225            CME                  0.2
Japan          Nikkei 225           SIMEX                 4.1
Japan          Tokyo-Topix           TFE                  4.1
                                                         -----
                                                          9.6%
                                                         =====

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior
  Vice President
Andrew John Bascand, Vice President
Donald C. Burke, Vice President
Adrian Holmes, Vice President
Grace Pineda, Vice President
Stephen I. Silverman, Vice President
Gerald M. Richard, Treasurer
Michael J. Hennewinkel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





Merrill Lynch
International
Equity Fund
Management
Team



Andrew John Bascand--Senior Portfolio Manager/Asset Allocator.
As the Fund's Asset Allocator, Mr. Bascand is primarily responsible for determining the allocation of the Fund's assets among equity markets in Europe, the emerging markets and the Pacific Basin.

Adrian Holmes--Co-Portfolio Manager--European Investments.
Mr. Holmes is primarily responsible for the Fund's European investments.

Grace Pineda--Co-Portfolio Manager--Emerging Markets Investments.
Ms. Pineda is primarily responsible for investments in emerging markets in Europe, Latin America and the smaller markets in the Pacific Basin.

Stephen I. Silverman--Co-Portfolio Manager--Pacific Basin
Investments. Mr. Silverman is primarily responsible for the Fund's investments in the larger Pacific Basin markets.